Note 6 - Stockholder's Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Note 6 - Stockholder's Deficit

Note 6 – Stockholder’s Deficit

On October 1, 2016, the Board of Directors, consisting solely of Shaun Passley, the Company’s majority shareholder, amended the Article of Incorporation to change the par value and number of authorized shares of each class of common and series of preferred stock, in addition to the modification of the attributes and dividends. The disclosures herein reflect these modifications and the changes to the par value have been retroactively reflected throughout.

Preferred Stock, Series A

The Company has 1,000,000 authorized shares of $0.01 par value Series A Convertible Preferred Stock (“Series A Preferred Stock”). The Series A Preferred Stock accrues dividends equal to 1.5% of the Company’s net income per quarter, beginning on January 1st of any calendar year in which the Company has generated net income over $1 million. The dividends are payable at the discretion of the Company, provided that any unpaid dividends accrue until paid. The Series A Preferred Stock includes a liquidation preference equal to $0.01 per share, plus any accrued and unpaid dividends. Series A Preferred Stock has a stated value of $100, affective November 1, 2016. The Series A Preferred Stock has limited voting rights, relating solely to matters which adversely affect the rights of the Series A Preferred Stock holders.

On August 3, 2015, Epazz, Inc. distributed 1,000 shares of the Series A Preferred Stock of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Series A Preferred Stock for each share of Epazz, Inc. Series A Preferred Stock owned by the shareholder. A total of 1,000 of these shares were issued to related parties representing approximately 100% of the total shares issued.

The total fair value of the shares distributed on August 3, 2015 to related parties was $7 based on an independent valuation on the date of grant; therefore the Company recognized stock based compensation of $7 due to the difference in the fair value of the stock exchanged.

Preferred Stock, Series B

The Company has 1,000,000 authorized shares of $0.01 par value Series B Convertible Preferred Stock (“Series B Preferred Stock”). The Series B Preferred Stock accrues dividends equal to 1.5% of the Company’s net income per quarter, beginning on January 1st of any calendar year in which the Company has generated net income over $1 million. The dividends are payable at the discretion of the Company, provided that any unpaid dividends accrue until paid. The Series B Preferred Stock includes a liquidation preference equal to $0.01 per share, plus any accrued and unpaid dividends. Series B Preferred Stock has a stated value of $100, affective November 1, 2016. The Series B Preferred Stock has limited voting rights, relating solely to matters which adversely affect the rights of the Series B Preferred Stock holders.

On August 3, 2015, Epazz, Inc. distributed 1,000 shares of the Series B Preferred Stock of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Series B Preferred Stock for each share of Epazz, Inc. Series B Preferred Stock owned by the shareholder. A total of 1,000 of these shares were issued to related parties representing approximately 100% of the total shares issued.

The total fair value of the shares distributed on August 3, 2015 to related parties was $7 based on an independent valuation on the date of grant; therefore the Company recognized stock based compensation of $7 due to the difference in the fair value of the stock exchanged.

Convertible Preferred Stock, Series C

The Company has 6,000,000 authorized shares of $0.01 par value Series C Convertible Preferred Stock (“Series C Preferred Stock”). The Series C Preferred Stock accrues dividends equal to 1.5% of the Company’s revenues per quarter, beginning on January 1st of any calendar year in which the Company has generated revenue over $1 million, and an additional 6% of the Company’s net income beginning on January 1st of any calendar year in which the Company has generated net income over $2 million. The dividends are payable at the discretion of the Company, provided that any unpaid dividends accrue until paid. The Series C Preferred Stock includes a liquidation preference equal to $0.01 per share, plus any accrued and unpaid dividends. Series C Preferred Stock has a stated value of $1, affective November 1, 2016. Subject to certain conversion restrictions over the first three months from the original issuance date, each share of Series C Preferred Stock is convertible, at the option of the holder into three (3) shares of the Company’s Class A Common Stock, with five business days’ notice. The following conversion restrictions shall apply; (i) the holder shall be prohibited from converting any Series C Preferred shares for a period of one (1) month from the original issuance date, (ii) the holder shall be prohibited from converting not more than 30% of the Series C Preferred shares originally issued to holder during the second (2nd) month following the original issuance date, (iii) the holder shall be prohibited from converting not more than 30% (60% in total) of the Series C Preferred shares originally issued to holder during the third (3rd) month following the original issuance date, (iv) the holder shall be prohibited from converting not more than an additional 40% (100% in total) of the Series C Preferred shares originally issued to holder following the end of the third month following the original issuance date. The Series C Preferred Stock shall each vote three voting share and shall vote together with the Common Stock of the Company. The Company shall reserve and keep available out of its authorized but unissued shares of Class A Common Stock such number of shares sufficient to effect the conversions.

On August 3, 2015, Epazz, Inc. distributed 27,653,203 shares of the Series C Preferred Stock of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Series C Preferred Stock for each share of Epazz, Inc. Series C Preferred Stock owned by the shareholder. A total of 27,653,203 of these shares were issued to related parties representing approximately 100% of the total shares issued.

The total fair value of the shares distributed on August 3, 2015 to related parties was $76,661 based on an independent valuation on the date of grant; therefore the Company recognized stock based compensation of $76,661 due to the difference in the fair value of the stock exchanged.

Common Stock, Class A

The Company has 250,000,000 authorized shares of $0.01 par value Class A Common Stock.

On August 3, 2015, Epazz, Inc. distributed 410,860,591 (post-split shares of 41,086) shares of the Common Stock, Class A of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Common Stock, Class A for each share of Epazz, Inc. Common Stock, Class A owned by the shareholder. A total of 360,298,357 (post-split shares of 36,030) of these shares were issued to related parties representing approximately 88% of the total shares issued.

The total fair value of the shares distributed on August 3, 2015 to related parties was $0 based on an independent valuation on the date of grant; therefore the Company recognized stock based compensation of $0 due to the difference in the fair value of the stock exchanged.

Convertible Common Stock, Class B

The Company has 23,000,000 authorized shares of $0.01 par value Convertible Class B Common Stock, convertible at the option of the holder into shares of the Company’s Class A Common Stock on a 1:1 basis. The Convertible Class B Common Stock carries preferential voting rights of 10,000 votes to each Class A Common Stock vote (10,000:1). The Company shall reserve and keep available out of its authorized but unissued shares of Class A Common Stock such number of shares sufficient to effect the conversions.

On August 3, 2015, Epazz, Inc. distributed 23,000,000 shares of the Common Stock, Class B of the Company to Shaun Passley pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Common Stock, Class B for each share of Epazz, Inc. Common Stock, Class B owned by the shareholder. A total of 23,000,000 of these shares were issued to Shaun Passley representing 100% of the total shares issued.

The total fair value of the shares distributed on August 3, 2015 to related parties was $0 based on an independent valuation on the date of grant; therefore the Company recognized stock based compensation of $0 due to the difference in the fair value of the stock exchanged.

Note 6 – Stockholder’s Deficit

On October 1, 2016, the Board of Directors, consisting solely of Shaun Passley, the Company’s majority shareholder, amended the Article of Incorporation to change the par value and number of authorized shares of each class of common and series of preferred stock, in addition to the modification of the attributes and dividends. The disclosures herein reflect these modifications and the changes to the par value have been retroactively reflected throughout.

Preferred Stock, Series A

The Company has 1,000,000 authorized shares of $0.01 par value Series A Convertible Preferred Stock (“Series A Preferred Stock”). The Series A Preferred Stock accrues dividends equal to 1.5% of the Company’s net income per quarter, beginning on January 1st of any calendar year in which the Company has generated net income over $1 million. The dividends are payable at the discretion of the Company, provided that any unpaid dividends accrue until paid. The Series A Preferred Stock includes a liquidation preference equal to $0.01 per share, plus any accrued and unpaid dividends. Series A Preferred Stock has a stated value of $100, effective November 1, 2016. The Series A Preferred Stock has limited voting rights, relating solely to matters which adversely affect the rights of the Series A Preferred Stock holders.

On August 3, 2015, Epazz, Inc. distributed 1,000 shares of the Series A Preferred Stock of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Series A Preferred Stock for each share of Epazz, Inc. Series A Preferred Stock owned by the shareholder. A total of 1,000 of these shares were issued to related parties representing approximately 100% of the total shares issued.

The total fair value of the shares distributed on August 3, 2015 to related parties was $7 based on an independent valuation on the date of grant; therefore the Company recognized stock based compensation of $7 due to the difference in the fair value of the stock exchanged.

Preferred Stock, Series B

The Company has 1,000,000 authorized shares of $0.01 par value Series B Convertible Preferred Stock (“Series B Preferred Stock”). The Series B Preferred Stock accrues dividends equal to 1.5% of the Company’s net income per quarter, beginning on January 1st of any calendar year in which the Company has generated net income over $1 million. The dividends are payable at the discretion of the Company, provided that any unpaid dividends accrue until paid. The Series B Preferred Stock includes a liquidation preference equal to $0.01 per share, plus any accrued and unpaid dividends. Series B Preferred Stock has a stated value of $100, effective November 1, 2016. The Series B Preferred Stock has limited voting rights, relating solely to matters which adversely affect the rights of the Series B Preferred Stock holders.

On August 3, 2015, Epazz, Inc. distributed 1,000 shares of the Series B Preferred Stock of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Series B Preferred Stock for each share of Epazz, Inc. Series B Preferred Stock owned by the shareholder. A total of 1,000 of these shares were issued to related parties representing approximately 100% of the total shares issued.

The total fair value of the shares distributed on August 3, 2015 to related parties was $7 based on an independent valuation on the date of grant; therefore the Company recognized stock based compensation of $7 due to the difference in the fair value of the stock exchanged.

Convertible Preferred Stock, Series C

The Company has 6,000,000 authorized shares of $0.01 par value Series C Convertible Preferred Stock (“Series C Preferred Stock”). The Series C Preferred Stock accrues dividends equal to 1.5% of the Company’s revenues per quarter, beginning on January 1st of any calendar year in which the Company has generated revenue over $1 million, and an additional 6% of the Company’s net income beginning on January 1st of any calendar year in which the Company has generated net income over $2 million. The dividends are payable at the discretion of the Company, provided that any unpaid dividends accrue until paid. The Series C Preferred Stock includes a liquidation preference equal to $0.01 per share, plus any accrued and unpaid dividends. Series C Preferred Stock has a stated value of $1, effective November 1, 2016. Subject to certain conversion restrictions over the first three months from the original issuance date, each share of Series C Preferred Stock is convertible, at the option of the holder into three (3) shares of the Company’s Class A Common Stock, with five business days’ notice. The following conversion restrictions shall apply; (i) the holder shall be prohibited from converting any Series C Preferred shares for a period of one (1) month from the original issuance date, (ii) the holder shall be prohibited from converting not more than 30% of the Series C Preferred shares originally issued to holder during the second (2nd) month following the original issuance date, (iii) the holder shall be prohibited from converting not more than 30% (60% in total) of the Series C Preferred shares originally issued to holder during the third (3rd) month following the original issuance date, (iv) the holder shall be prohibited from converting not more than an additional 40% (100% in total) of the Series C Preferred shares originally issued to holder following the end of the third month following the original issuance date. The Series C Preferred Stock shall each vote three voting share and shall vote together with the Common Stock of the Company. The Company shall reserve and keep available out of its authorized but unissued shares of Class A Common Stock such number of shares sufficient to effect the conversions.

On August 3, 2015, Epazz, Inc. distributed 27,653,203 shares of the Series C Preferred Stock of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Series C Preferred Stock for each share of Epazz, Inc. Series C Preferred Stock owned by the shareholder. A total of 27,653,203 of these shares were issued to related parties representing approximately 100% of the total shares issued.

The total fair value of the shares distributed on August 3, 2015 to related parties was $76,661 based on an independent valuation on the date of grant; therefore the Company recognized stock based compensation of $76,661 due to the difference in the fair value of the stock exchanged.

Common Stock, Class A

The Company has 250,000,000 authorized shares of $0.01 par value Class A Common Stock.

On August 3, 2015, Epazz, Inc. distributed 410,860,591 shares (post-split shares of 41,086) of the Common Stock, Class A of the Company among Epazz, Inc.’s shareholders pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Common Stock, Class A for each share of Epazz, Inc. Common Stock, Class A owned by the shareholder. A total of 360,298,357 of these shares (post-split shares of 36,030) were issued to related parties representing approximately 88% of the total shares issued.

The total fair value of the shares distributed on August 3, 2015 to related parties was $0 based on an independent valuation on the date of grant; therefore the Company recognized stock based compensation of $0 due to the difference in the fair value of the stock exchanged.

Convertible Common Stock, Class B

The Company has 23,000,000 authorized shares of $0.01 par value Convertible Class B Common Stock, convertible at the option of the holder into shares of the Company’s Class A Common Stock on a 1:1 basis. The Convertible Class B Common Stock carries preferential voting rights of 10,000 votes to each Class A Common Stock vote (10,000:1). The Company shall reserve and keep available out of its authorized but unissued shares of Class A Common Stock such number of shares sufficient to effect the conversions.

On August 3, 2015, Epazz, Inc. distributed 23,000,000 shares of the Common Stock, Class B of the Company to Shaun Passley pursuant to the spin-off of the Company from Epazz, Inc. Each shareholder of record on July 31, 2015 was issued one share of Bozki, Inc. Common Stock, Class B for each share of Epazz, Inc. Common Stock, Class B owned by the shareholder. A total of 23,000,000 of these shares were issued to Shaun Passley representing 100% of the total shares issued.

The total fair value of the shares distributed on August 3, 2015 to related parties was $0 based on an independent valuation on the date of grant; therefore the Company recognized stock based compensation of $0 due to the difference in the fair value of the stock exchanged.